BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Product Warranty Liability [Line Items]
Balance December	$ 156,000	$ 46,000
Increase for sales	140,000	153,000
Settlements and payments	(62,000)	(43,000)
Balance December	$ 234,000	$ 156,000